UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  06/30/2013

Item 1.  Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report

June 30, 2013

Advised by:

BBW Capital Advisors

1743 Wazee Street, Suite 250

Denver, CO 80202

(303) 573-1212

Subadvised by:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02111

Tel. (855) 881-2380

www.TransWesternFunds.com

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW
June 30, 2013 (Unaudited)

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmarks:

	Six Months	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	(1.01)%	1.54%
Barclays Capital Mortgage Backed Securities Index ***	(2.01)%	2.71%
Barclays Capital Short Treasury Index ****	0.07%	0.18%
Blended Benchmark Index *****	(0.97)%	1.44%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-881-2380.

** Inception date is January 3, 2011.

*** The Barclays Capital Mortgage Backed Securities Index measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC").   The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.   Investors cannot invest directly in an index.

**** The Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.  Investors cannot invest directly in an index.

***** The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclay's Capital Mortgage Backed Securities.  The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.  Investors cannot invest directly in an index.

Holdings By Sector	% of Net Assets
U.S. Government Agency Obligations	85.8%
U.S. Treasury Notes	6.3%
Other, Cash & Cash Equivalents	7.9%
	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 85.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 33.7% (a)
$ 9,000,000	Federal Home Loan Mortgage Corp (b)	0.1643	11/4/2013	$ 9,002,556
9,605,930	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5430	4/25/2019	9,623,681
13,145,000	FHLMC Multifamily Structured Pass Through Certificates	1.7300	7/25/2019	12,844,716
6,123,000	FHLMC Multifamily Structured Pass Through Certificates	1.8690	11/25/2019	5,947,521
2,170,000	FHLMC Multifamily Structured Pass Through Certificates	2.1300	1/25/2019	2,168,221
545,000	FHLMC Multifamily Structured Pass Through Certificates	2.3230	10/25/2018	551,717
215,000	FHLMC Multifamily Structured Pass Through Certificates	2.4120	8/25/2018	218,693
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.6990	5/25/2018	516,949
1,085,000	FHLMC Multifamily Structured Pass Through Certificates	3.1540	2/25/2018	1,141,172
538,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.9740	1/25/2021	572,985
945,000	FHLMC Multifamily Structured Pass Through Certificates	3.9890	6/25/2021	1,006,907
5,000,000	Freddie Mac	3.0000	7/1/2043	4,873,438
2,401,131	Freddie Mac Gold Pool	3.0000	2/1/2027	2,479,108
4,902,080	Freddie Mac Gold Pool	3.0000	3/1/2027	5,061,275
1,901,820	Freddie Mac Gold Pool	3.5000	9/1/2042	1,929,044
1,906,697	Freddie Mac Gold Pool	4.5000	5/1/2013	2,059,795
2,382,471	Freddie Mac Gold Pool	4.5000	6/1/2039	2,508,456
740,779	Freddie Mac Gold Pool	5.0000	5/1/2041	798,791
233,053	Freddie Mac Gold Pool	5.5000	1/1/2036	251,821
121,764	Freddie Mac Gold Pool	7.5000	6/1/2017	130,249
283,992	Freddie Mac Non Gold Pool (b)	2.2080	6/1/2037	301,063
1,070,349	Freddie Mac Non Gold Pool (b)	2.2360	5/1/2037	1,134,238
452,620	Freddie Mac Non Gold Pool (b)	2.2940	4/1/2036	480,835
4,901,955	Freddie Mac Non Gold Pool (b)	2.3450	8/1/2033	5,122,465
163,862	Freddie Mac Non Gold Pool (b)	2.3620	1/1/2023	167,129
867,854	Freddie Mac Non Gold Pool (b)	2.3780	3/1/2036	920,694
537,698	Freddie Mac Non Gold Pool (b)	2.3820	11/1/2033	572,506
1,038,732	Freddie Mac Non Gold Pool (b)	2.3860	2/1/2035	1,108,770
3,194,051	Freddie Mac Non Gold Pool (b)	2.3880	3/1/2037	3,395,370
991,150	Freddie Mac Non Gold Pool (b)	2.3970	1/1/2033	1,024,503
1,086,361	Freddie Mac Non Gold Pool (b)	2.4080	2/1/2036	1,158,698
467,404	Freddie Mac Non Gold Pool (b)	2.4120	4/1/2035	500,742
556,458	Freddie Mac Non Gold Pool (b)	2.4180	1/1/2035	591,062
749,561	Freddie Mac Non Gold Pool (b)	2.4240	2/1/2036	799,579
768,187	Freddie Mac Non Gold Pool (b)	2.4760	11/1/2036	822,221
9,656,992	Freddie Mac Non Gold Pool (b)	2.5390	9/1/2038	10,207,293
78,690	Freddie Mac Non Gold Pool (b)	2.5620	7/1/2024	79,688
1,027,999	Freddie Mac Non Gold Pool (b)	2.6020	1/1/2035	1,090,829
1,341,434	Freddie Mac Non Gold Pool (b)	2.6400	11/1/2036	1,428,845
1,516,314	Freddie Mac Non Gold Pool (b)	2.6440	5/1/2036	1,623,979
693,434	Freddie Mac Non Gold Pool (b)	2.7250	4/1/2037	740,764
438,442	Freddie Mac Non Gold Pool (b)	2.7410	4/1/2037	467,808
968,012	Freddie Mac Non Gold Pool (b)	2.7650	6/1/2034	1,035,117
5,402,259	Freddie Mac Non Gold Pool (b)	2.8060	3/1/2038	5,790,575
750,958	Freddie Mac Non Gold Pool (b)	2.8990	9/1/2035	795,625
475,857	Freddie Mac Non Gold Pool (b)	3.2030	11/1/2038	506,994
2,872,412	Freddie Mac Non Gold Pool (b)	3.2980	11/1/2036	3,060,882
372,825	Freddie Mac Non Gold Pool (b)	4.6900	9/1/2038	397,393
1,269,558	Freddie Mac Non Gold Pool (b)	4.8970	9/1/2038	1,358,694
225,410	Freddie Mac Non Gold Pool (b)	5.1400	6/1/2037	241,661
1,337,001	Freddie Mac Non Gold Pool (b)	5.1780	11/1/2038	1,437,306
222,470	Freddie Mac Non Gold Pool (b)	5.2570	12/1/2037	238,906
254,701	Freddie Mac Non Gold Pool (b)	5.4740	5/1/2037	274,684
390,757	Freddie Mac Non Gold Pool (b)	5.4920	3/1/2037	419,566
743,473	Freddie Mac REMICS (b,c)	0.3425	4/15/2018	742,979
459,933	Freddie Mac REMICS (b,c)	0.3925	10/15/2017	459,894

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 85.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 33.7% (a)(continued)
$ 473,367	Freddie Mac REMICS (b,c)	0.4325	5/15/2036	$ 473,175
268,591	Freddie Mac REMICS (b,c)	0.4925	6/15/2018	268,673
78,484	Freddie Mac REMICS (b,c)	0.5425	4/15/2033	78,514
333,747	Freddie Mac REMICS (b,c)	0.5825	8/15/2035	334,541
600,385	Freddie Mac REMICS (b,c)	0.5925	11/15/2032	602,196
427,261	Freddie Mac REMICS (b,c)	0.9425	12/15/2032	432,611
136,117	Freddie Mac REMICS (b,c)	1.1425	12/15/2031	138,699
238,716	Freddie Mac REMICS (b,c)	1.1925	3/15/2032	244,290
237,362	Freddie Mac REMICS (c)	4.0000	10/15/2017	242,481
1,000,000	Freddie Mac REMICS (c)	4.0000	2/15/2020	1,065,460
285,988	Freddie Mac REMICS (c)	4.0000	9/15/2024	290,822
641,576	Freddie Mac REMICS (c)	4.0000	4/15/2041	676,471
84,560	Freddie Mac REMICS (c)	4.2500	6/15/2019	86,359
129,786	Freddie Mac REMICS (c)	4.2500	3/15/2034	132,031
700,000	Freddie Mac REMICS (c)	4.5000	2/15/2020	758,904
1,147,473	Freddie Mac REMICS (c)	4.5000	10/15/2027	1,184,832
167,851	Freddie Mac REMICS (c)	4.5000	11/15/2028	174,071
262,273	Freddie Mac REMICS (c)	4.5000	12/15/2036	266,739
323,175	Freddie Mac REMICS (c)	4.5000	8/15/2014	344,684
940,392	Freddie Mac REMICS (b,c)	4.5990	6/15/2048	976,125
1,759,006	Freddie Mac REMICS (b,c)	4.7567	12/15/2036	1,843,210
401,732	Freddie Mac REMICS (c)	5.0000	2/15/2018	428,690
1,000,000	Freddie Mac REMICS (c)	5.0000	10/15/2019	1,084,253
3,710,451	Freddie Mac REMICS (c)	5.0000	12/15/2024	4,002,694
384,835	Freddie Mac REMICS (c)	5.0000	1/15/2026	423,840
415,625	Freddie Mac REMICS (c)	5.0000	10/15/2032	430,463
2,476,722	Freddie Mac REMICS (c)	5.0000	11/15/2032	2,549,354
463,639	Freddie Mac REMICS (c)	5.0000	1/15/2033	470,856
1,490,000	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,638,602
192,518	Freddie Mac REMICS (c)	5.0000	10/15/2036	196,428
100,000	Freddie Mac REMICS (c)	5.5000	7/15/2033	110,524
456,935	Freddie Mac REMICS (c)	5.5000	12/15/2033	468,662
3,282,302	Freddie Mac REMICS (c)	5.5000	11/15/2034	3,415,094
1,545,000	Freddie Mac REMICS (c)	5.5000	5/15/2035	1,719,519
610,000	Freddie Mac REMICS (c)	6.0000	1/15/2025	627,581
303,610	Freddie Mac REMICS (c)	6.0000	3/15/2029	341,089
826,807	Freddie Mac REMICS (c)	6.5000	12/15/2023	916,498
395,851	Freddie Mac REMICS (c)	6.5000	12/15/2028	445,954
				144,071,441
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.9% (a)
8,000,000	Fannie Mae	3.5000	7/1/2043	8,121,250
253,075	Fannie Mae Pool (b)	1.3740	4/1/2034	256,956
160,069	Fannie Mae Pool (b)	1.3740	9/1/2044	162,604
89,576	Fannie Mae Pool (b)	1.8750	2/1/2020	91,172
174,151	Fannie Mae Pool (b)	1.9340	2/1/2036	181,804
578,444	Fannie Mae Pool (b)	2.0100	8/1/2035	607,263
903,049	Fannie Mae Pool (b)	2.0410	1/1/2035	956,369
404,512	Fannie Mae Pool (b)	2.0490	7/1/2035	425,389
233,814	Fannie Mae Pool (b)	2.0520	7/1/2032	238,065
83,242	Fannie Mae Pool (b)	2.1400	3/1/2033	84,476
103,356	Fannie Mae Pool (b)	2.1430	1/1/2019	105,508
542,969	Fannie Mae Pool (b)	2.2020	9/1/2035	571,492
135,166	Fannie Mae Pool (b)	2.2500	5/1/2032	136,919
115,536	Fannie Mae Pool (b)	2.2640	5/1/2032	119,574
249,607	Fannie Mae Pool (b)	2.2700	9/1/2036	263,948
2,350,508	Fannie Mae Pool (b)	2.3060	11/1/2033	2,480,823
716,287	Fannie Mae Pool (b)	2.3060	9/1/2034	762,420

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 85.8%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.9% (a)(continued)
$ 928,434	Fannie Mae Pool (b)	2.3160	4/1/2033	$ 989,566
705,176	Fannie Mae Pool (b)	2.3310	4/1/2034	750,330
149,969	Fannie Mae Pool (b)	2.3330	5/1/2035	159,488
168,139	Fannie Mae Pool (b)	2.3430	6/1/2036	179,143
1,431,476	Fannie Mae Pool (b)	2.3470	7/1/2035	1,527,608
1,006,627	Fannie Mae Pool (b)	2.3470	8/1/2035	1,053,904
1,173,948	Fannie Mae Pool (b)	2.3470	8/1/2035	1,235,121
1,375,321	Fannie Mae Pool (b)	2.3530	1/1/2036	1,464,329
3,422,473	Fannie Mae Pool (b)	2.3560	10/1/2034	3,652,327
116,248	Fannie Mae Pool (b)	2.3590	7/1/2033	119,095
85,854	Fannie Mae Pool (b)	2.3590	8/1/2039	91,365
179,578	Fannie Mae Pool (b)	2.3920	1/1/2036	190,889
101,443	Fannie Mae Pool (b)	2.3950	5/1/2031	103,085
853,661	Fannie Mae Pool (b)	2.4120	6/1/2033	900,341
1,222,962	Fannie Mae Pool (b)	2.4180	2/1/2036	1,302,347
2,008,332	Fannie Mae Pool (b)	2.4370	1/1/2035	2,140,209
2,203,995	Fannie Mae Pool (b)	2.4700	4/1/2037	2,333,989
136,803	Fannie Mae Pool (b)	2.4770	11/1/2029	140,514
1,172,075	Fannie Mae Pool (b)	2.4940	10/1/2033	1,247,815
1,884,586	Fannie Mae Pool (b)	2.5210	7/1/2035	2,000,895
1,656,676	Fannie Mae Pool (b)	2.5280	4/1/2037	1,761,505
229,583	Fannie Mae Pool (b)	2.5520	8/1/2033	243,638
87,803	Fannie Mae Pool (b)	2.5580	1/1/2030	88,473
923,356	Fannie Mae Pool (b)	2.5580	4/1/2037	982,758
2,224,113	Fannie Mae Pool (b)	2.5840	10/1/2036	2,365,454
77,578	Fannie Mae Pool (b)	2.6240	7/1/2029	79,034
817,112	Fannie Mae Pool (b)	2.6470	8/1/2036	876,123
2,745,324	Fannie Mae Pool (b)	2.6510	9/1/2037	2,939,459
83,403	Fannie Mae Pool (b)	2.6520	2/1/2025	83,786
1,911,681	Fannie Mae Pool (b)	2.6590	7/1/2037	2,041,375
526,081	Fannie Mae Pool (b)	2.6770	5/1/2035	561,671
5,659,163	Fannie Mae Pool (b)	2.7350	3/1/2037	6,063,185
109,572	Fannie Mae Pool (b)	2.7500	9/1/2033	112,312
1,486,780	Fannie Mae Pool (b)	2.7500	10/1/2033	1,564,853
403,306	Fannie Mae Pool (b)	2.7580	8/1/2035	426,786
1,596,911	Fannie Mae Pool (b)	2.8340	1/1/2036	1,711,949
4,772,838	Fannie Mae Pool	3.0000	11/1/2026	4,914,661
1,126,380	Fannie Mae Pool	3.0000	1/1/2027	1,159,850
2,014,025	Fannie Mae Pool	3.0000	4/1/2027	2,075,499
266,551	Fannie Mae Pool	3.0000	5/1/2027	274,687
176,679	Fannie Mae Pool (b)	3.1190	11/1/2035	189,156
1,984,840	Fannie Mae Pool (b)	3.1920	10/1/2036	2,112,310
390,358	Fannie Mae Pool (b)	3.2320	6/1/2037	417,632
464,644	Fannie Mae Pool (b)	3.2760	6/1/2035	493,679
755,475	Fannie Mae Pool (b)	3.5060	12/1/2039	801,673
859,296	Fannie Mae Pool (b)	4.4780	7/1/2037	927,731
119,461	Fannie Mae Pool (b)	4.6120	2/1/2023	128,309
1,593,455	Fannie Mae Pool (b)	4.7230	8/1/2038	1,712,865
542,036	Fannie Mae Pool	5.0000	7/1/2035	585,224
412,701	Fannie Mae Pool	5.0000	7/1/2037	446,467
253,336	Fannie Mae Pool	5.0000	6/1/2040	275,726
272,864	Fannie Mae Pool	5.0000	6/1/2040	296,054
597,904	Fannie Mae Pool	5.5000	11/1/2023	643,849
534,437	Fannie Mae Pool	5.5000	9/1/2026	585,168
119,107	Fannie Mae Pool	5.5000	7/1/2037	129,179
176,766	Fannie Mae Pool	5.5000	10/1/2037	191,713
1,148,176	Fannie Mae Pool (b)	5.7480	9/1/2037	1,241,120
2,077,544	Fannie Mae Pool (b)	5.9440	1/1/2038	2,247,675
664,352	Fannie Mae Pool	6.0000	4/1/2033	769,118
467,127	Fannie Mae Pool	6.0000	7/1/2036	514,455

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 85.8%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.9% (a)(continued)
$ 758,239	Fannie Mae REMICS (b,c)	0.3930	1/25/2037	$ 755,680
85,209	Fannie Mae REMICS (b,c)	0.4425	11/17/2029	85,117
1,673,643	Fannie Mae REMICS (b,c)	0.7425	12/18/2030	1,686,888
1,147,962	Fannie Mae REMICS (b,c)	0.7425	12/18/2030	1,157,047
715,077	Fannie Mae REMICS (b,c)	0.7930	12/25/2032	720,142
182,044	Fannie Mae REMICS (b,c)	1.1188	5/25/2022	183,841
532,215	Fannie Mae REMICS (b,c)	1.1930	8/25/2031	542,346
498,333	Fannie Mae REMICS (c)	3.5000	9/25/2036	510,171
271,346	Fannie Mae REMICS (c)	4.0000	1/25/2019	286,587
855,106	Fannie Mae REMICS (b,c)	4.2234	8/25/2038	839,438
84,647	Fannie Mae REMICS (c)	4.5000	11/25/2022	87,024
124,350	Fannie Mae REMICS (c)	4.5000	1/25/2038	126,796
105,856	Fannie Mae REMICS (c)	5.0000	5/25/2023	113,816
89,023	Fannie Mae REMICS (c)	5.0000	7/25/2025	92,280
97,436	Fannie Mae REMICS (c)	5.0000	11/25/2032	105,480
1,261,809	Fannie Mae REMICS (c)	5.0000	8/25/2033	1,291,192
1,889,997	Fannie Mae REMICS (c)	5.0000	1/25/2034	1,959,575
376,050	Fannie Mae REMICS (c)	5.0000	4/25/2034	394,308
486,033	Fannie Mae REMICS (c)	5.0000	3/25/2037	496,246
1,390,000	Fannie Mae REMICS (c)	5.5000	11/25/2025	1,542,315
340,009	Fannie Mae REMICS (c)	5.5000	1/25/2033	363,653
202,375	Fannie Mae REMICS (c)	5.5000	4/25/2035	220,744
889,010	Fannie Mae REMICS (c)	6.0000	11/25/2032	991,371
109,813	Fannie Mae REMICS (b,c)	6.0413	5/25/2037	120,753
5,000,000	Federal National Mortgage Association (b)	0.1629	11/8/2013	5,001,000
				101,858,363
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 28.2%
4,733,721	Ginnie Mae II Pool (b)	0.8890	7/20/2062	4,761,721
1,813,533	Ginnie Mae II Pool (b)	1.0070	6/20/2062	1,833,839
1,178,743	Ginnie Mae II Pool (b)	1.2900	12/20/2061	1,201,936
797,326	Ginnie Mae II Pool (b)	1.5500	6/20/2058	818,852
2,852,530	Ginnie Mae II Pool (b)	2.0940	2/20/2063	3,009,183
406,310	Ginnie Mae II Pool (b)	2.2160	2/20/2063	433,111
4,221,328	Ginnie Mae II Pool (b)	2.2540	2/20/2063	4,501,848
5,635,690	Ginnie Mae II Pool (b)	2.3150	1/20/2063	5,957,837
1,400,543	Ginnie Mae II Pool (b)	2.3470	10/20/2062	1,500,342
2,515,707	Ginnie Mae II Pool (b)	2.3550	1/20/2063	2,694,073
10,417,429	Ginnie Mae II Pool (b)	2.3680	3/20/2063	11,189,996
2,245,443	Ginnie Mae II Pool (b)	2.3820	2/20/2063	2,408,526
5,116,926	Ginnie Mae II Pool (b)	2.5190	9/20/2062	5,527,902
2,075,375	Ginnie Mae II Pool (b)	2.5870	2/20/2063	2,236,532
1,412,152	Ginnie Mae II Pool	4.3120	2/20/2063	1,546,134
2,398,715	Ginnie Mae II Pool	4.4660	12/20/2062	2,644,336
1,931,049	Ginnie Mae II Pool	4.4790	2/20/2062	2,104,116
4,851,729	Ginnie Mae II Pool	4.5050	4/20/2063	5,361,208
5,443,894	Ginnie Mae II Pool	4.5210	12/20/2061	5,990,624
4,123,433	Ginnie Mae II Pool	4.5240	7/20/2062	4,550,270
696,723	Ginnie Mae II Pool	4.5280	3/20/2062	768,189
3,280,365	Ginnie Mae II Pool	4.5320	12/20/2062	3,624,751
2,014,584	Ginnie Mae II Pool	4.5580	8/20/2062	2,225,110
702,210	Ginnie Mae II Pool	4.5600	3/20/2062	773,857
4,056,475	Ginnie Mae II Pool	4.5830	7/20/2062	4,488,660
3,277,014	Ginnie Mae II Pool	4.5830	11/20/2062	3,627,770
3,062,926	Ginnie Mae II Pool	4.5880	10/20/2062	3,389,975
1,299,432	Ginnie Mae II Pool	4.6040	6/20/2062	1,437,693
505,611	Ginnie Mae II Pool	4.6390	3/20/2062	559,239

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 85.8%
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 28.2% (continued)
$ 2,085,173	Ginnie Mae II Pool	4.6500	1/20/2061	$ 2,288,296
2,550,683	Ginnie Mae II Pool	4.7000	8/20/2061	2,815,778
513,663	Ginnie Mae II Pool	4.7430	1/20/2061	566,441
1,281,075	Ginnie Mae II Pool	4.8080	8/20/2062	1,419,145
2,015,873	Ginnie Mae II Pool	4.8100	2/20/2061	2,227,080
382,027	Ginnie Mae II Pool	4.8260	6/20/2061	422,748
2,863,241	Ginnie Mae II Pool	4.8510	5/20/2062	3,177,298
1,024,376	Ginnie Mae II Pool	4.9090	6/20/2062	1,133,650
973,353	Ginnie Mae II Pool	4.9170	2/20/2062	1,077,577
1,787,647	Government National Mortgage Association (b,c)	0.4425	12/16/2028	1,795,964
3,755,740	Government National Mortgage Association (b)	0.6982	10/20/2062	3,767,537
3,866,141	Government National Mortgage Association (b)	0.6982	12/20/2062	3,878,803
280,765	Government National Mortgage Association (c)	4.5000	9/20/2035	284,515
525,043	Government National Mortgage Association (c)	6.5000	7/20/2028	602,470
931,240	Government National Mortgage Association (c)	6.5000	4/20/2029	1,063,005
277,149	Government National Mortgage Association (c)	6.5000	7/20/2031	314,849
2,305,779	Government National Mortgage Association (b,c)	7.2345	7/20/2032	2,667,867
				120,670,653
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $370,552,743)			366,600,457

	U.S. TREASURY - 6.3%
15,485,000	United States Treasury Note	0.3750	2/15/2016	15,416,045
12,230,000	United States Treasury Note	1.7500	5/15/2023	11,447,471
	TOTAL U.S. TREASURY NOTES (Cost - $27,124,926)			26,863,516

	SHORT-TERM INVESTMENTS - 8.5%
	U.S. TREASURY - 8.5%
19,000,000	United States Treasury Bill (d)	0.0200	8/15/2013	18,999,479
17,500,000	United States Treasury Bill (d)	0.0700	7/11/2013	17,499,592
	TOTAL SHORT-TERM INVESTMENTS (Cost - $36,499,071)			36,499,071

	TOTAL INVESTMENTS - 100.6% (Cost - $434,176,740) (e)			$ 429,963,044
	OTHER LIABILITIES LESS ASSETS - (0.6)%			(2,477,463)
	TOTAL NET ASSETS - 100.0%			$ 427,485,581

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents discount rate at time of purchase.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $434,176,740 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 916,929
		Unrealized Depreciation:		(5,120,168)
		Net Unrealized Depreciation:		$ (4,203,239)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 434,176,740
At value	$ 429,973,501
Cash	9,452,604
Receivable for securities sold	1,234,349
Interest receivable	840,074
Prepaid expenses	809
TOTAL ASSETS	441,501,337

LIABILITIES
Payable for investments purchased	13,272,035
Distributions payable	541,510
Investment advisory fees payable	146,623
Distribution (12b-1) fees payable	33,395
Fees payable to other affiliates	21,022
Accrued expenses and other liabilities	1,171
TOTAL LIABILITIES	14,015,756
NET ASSETS	$ 427,485,581

Net Assets Consist Of:
Paid in capital	434,438,457
Accumulated distributions in excess of net investment income	(1,778,413)
Accumulated net realized loss from investments	(971,224)
Net unrealized depreciation on investments	(4,203,239)
NET ASSETS	$ 427,485,581

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	42,869,856
Net asset value (Net Assets divided by Shares Outstanding)
and redemption price per share (a)	$ 9.97

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$ 2,827,744
TOTAL INVESTMENT INCOME	2,827,744

EXPENSES
Investment advisory fees	904,786
Administrative services fees	106,211
Distribution (12b-1) fees	201,064
Accounting services fees	34,328
Custodian fees	20,067
Professional fees	13,365
Transfer agent fees	11,715
Insurance expense	11,240
Compliance officer fees	10,653
Trustees' fees and expenses	3,323
Printing and postage expenses	2,410
Registration fees	523
Other expenses	12,400
TOTAL EXPENSES	1,332,085
Fees waived by the Advisor	(22,347)
NET EXPENSES	1,309,738

NET INVESTMENT INCOME	1,518,006

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investments transactions	(96,512)
Net change in unrealized appreciation (depreciation) from investments transactions	(5,590,103)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,686,615)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (4,168,609)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
FROM OPERATIONS
Net investment income	$ 1,518,006	$ 1,621,045
Net realized gain (loss) from investment transactions	(96,512)	641,618
Net change in unrealized appreciation (depreciation) on investments	(5,590,103)	754,993
Net increase (decrease) in net assets resulting from operations	(4,168,609)	3,017,656

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,296,419)	(3,094,056)
From return of capital	-	(62,268)
Net decrease in net assets from distributions to shareholders	(3,296,419)	(3,156,324)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	190,500,000	288,802,050
Net asset value of shares issued in
reinvestment of distributions to shareholders	663,214	1,174,194
Payments for shares redeemed	(75,437,378)	(61,798,639)
Net increase in net assets from shares of beneficial interest	115,725,836	228,177,605

TOTAL INCREASE IN NET ASSETS	108,260,808	228,038,937

NET ASSETS
Beginning of Period	319,224,773	91,185,836
End of Period *	$ 427,485,581	$ 319,224,773
* Undistributed net investment income	$ (1,778,413)	$ -

SHARE ACTIVITY
Shares Sold	18,828,803	28,399,701
Shares Reinvested	65,873	115,535
Shares Redeemed	(7,470,093)	(6,079,369)
Net increase in shares of beneficial interest outstanding	11,424,583	22,435,867

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

		Six Months Ended		Year Ended		Period Ended
		June 30, 2013		December 31,		December 31,
		(Unaudited)		2012		2011 (1)
Net Asset Value, Beginning of Period		$ 10.15		$ 10.12		$ 10.00
Income (loss) from investment operations:
	Net investment income (2)	0.04		0.09		0.12
	Net realized and unrealized
	gain (loss) on investments	(0.14)		0.11		0.17
Total from investment operations		(0.10)		0.20		0.29

Less distributions from:
	Net investment income	(0.08)		(0.17)		(0.15)
	Net realized gains	-		-		(0.02)
	Return of capital	-		0.00	(3)	-
Total from distributions		(0.08)		(0.17)		(0.17)

Net Asset Value, End of Period		$ 9.97		$ 10.15		$ 10.12

Total return (4)		(1.01)%	(5)	1.98%		2.90%	(5)

	Net assets, end of period (000s)	$ 427,486		$ 319,225		$ 91,186

	Ratio of gross expenses to average net assets	0.66%	(6)	0.68%		0.87%	(6)

	Ratio of net expenses to average net assets	0.65%	(6)	0.65%		0.65%	(6)

	Ratio of net investment income to average net assets	0.75%	(6)	0.85%		1.19%	(6)

	Portfolio Turnover Rate	21%	(5)	62%		103%	(5)

(1)	The TransWestern Institutional Short Duration Government Fund commenced operations on January 3, 2011.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total return shown assumes reinvestment of distributions.
(5)	Not annualized.
(6)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (Unaudited)

1.

ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value without a sales charge.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agency Securities	$ -	$ 366,610,914	$ -	$ 366,610,914
U.S. Treasury Notes	-	26,863,516	-	26,863,516
Short-Term Investment	-	36,499,071	-	36,499,071
Total	$ -	$ 429,973,501	$ -	$ 429,973,501

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011 and 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $194,674,174 and $75,065,447, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. BBW Capital Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves and the Fund’s Sub-Advisor (the “Sub-Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board of Trustees and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund's strategy and management of the Fund's investment portfolio according to the Fund's investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund.

Pursuant to a Expense Limitation Agreement (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end of contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2013, the Advisor waived fees of $22,347.

If the Advisor waives any fee or reimburses any expense pursuant to the Expense Limitation Agreement, and the Fund's Operating Expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 0.65% of average daily net assets. If Fund Operating Expenses subsequently exceed 0.65% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of June 30, 2013, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2014	$119,515
December 31, 2015	$ 58,143

The Trust, with respect to the Fund has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” of “Plan”). Pursuant to the Plan the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets.  During the six months ended June 30, 2013, pursuant to the Plan, the Advisor received $201,064 of the Fund’s average daily net assets.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust of an investment advisor to any series of the Trust will receive a quarterly fee of $27,625 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.  Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an advisor received a quarterly fee of $21,500.  Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the funds on an ad-hoc basis.   For the provision of these services, Gemcom receives fees from the funds.

5.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended June 30, 2013, the Fund did not assess redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Period Ended
	December 31, 2012	December 31, 2011
Ordinary Income	$ 3,094,056	$ 1,106,058
Long-Term Capital Gain	-	-
Return of Capital	62,268	-
	$ 3,156,324	$ 1,106,058

As of December 31, 2012, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
$ -	$ -	$ (613,729)	$ (260,983)	$ 1,386,864	$ 512,152

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $260,983.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

At December 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 551,204	$ 62,525	$ 613,729	Non-Expiring

Permanent book and tax differences primarily attributable to adjustments for paydowns and reclass of distributions, resulted in reclassification as of December 31, 2012 as follows:

Paid in Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain/(Loss) on Investments
$ (62,268)	$ 1,535,279	$ (1,473,011)

These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund

EXPENSE EXAMPLES

June 30, 2013 (Unaudited)

As a shareholder of the TransWestern Institutional Short Duration Government Bond Fund (“TransWestern”), you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the TransWestern Institutional Short Duration Government Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the TransWestern’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period *
Actual		1/1/13	6/30/13	1/1/2013 – 6/30/13
TransWestern	0.65%	$1,000.00	$989.90	$3.21

		Beginning	Ending	Expenses Paid
Hypothetical		Account Value	Account Value	During Period *
(5% return before expenses)		1/1/13	6/30/13	1/1/2013 – 6/30/13
TransWestern	0.65%	$1,000.00	$1,021.57	$3.26

*    Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

TransWestern Institutional Short Duration Government Bond Fund

APPROVAL OF ADVISORY AGREEMENT

June 30, 2013 (Unaudited)

In connection with a meeting held on December 11, 2012, (the “Meeting”), Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between BBW Capital Advisors, LLC (the “Advisor”) and the Trust, on behalf of the TransWestern Institutional Short Duration Government Bond Fund (the “Fund”).  During the Meeting, the Board also discussed the renewal of the sub-advisory agreement between Loomis, Sayles & Company, L.P. (“Loomis” or the “Sub-Advisor”) and the Advisor, with respect to the Fund (the “Sub-Advisory Agreement”).

The Trustees were assisted by independent legal counsel throughout the agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory and Sub-Advisory Agreements.

Approval of Advisory Agreement*

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the Fund by the Advisor since the inception of the Fund and noted no reduction in the level of service provided to the Fund or material changes to the Advisor’s personnel servicing the Fund. The Board discussed the Advisor’s role in supervising the Sub-Advisor. The Board noted that the Fund is specifically marketed to banks, and that the Advisor brings an expertise in the risk tolerance and investment mandates of banks as investors, ensuring that the portfolio is managed in a manner consistent with these criteria. The Board noted the fact that the broker/dealer affiliate of the Advisor went through a FINRA examination, which resulted in no deficiencies being reported. The Board was gratified by the Advisor’s active approach to managing the Sub-Advisor, and was pleased with the nature, extent, and quality of services.

Performance. The Trustees then evaluated the performance of the Fund, noting that the Fund outperformed its peer group average, Morningstar Category Average, and an index comprised of 50% Barclays Short Treasury Index/50% Barclays Agency MBS Index over the 1-year and since inception periods. The Board noted that the Fund’s overweighting of agency mortgages and underweighting of Treasuries led to good performance. The Board concluded that performance was good, and consistent with the mandate of the strategy.

Fees and Expenses. The Trustees then evaluated the management fee and expense ratio of the Fund, noting that the 0.45% management fee charged by the Advisor was the highest in the peer group, with one other fund having the same fee as the Fund. The Board also noted that the management fee was slightly higher than Morningstar Category Average of 0.40%. The Board then recognized that the Fund has a lower than average expense ratio compared to the peer group and Morningstar category. Considering the cost of managing the Fund and payments to the Sub-Advisor, the Board was satisfied that the fees and expenses are reasonable.

Economies of Scale. The Board then acknowledged the Advisor’s efforts in distribution activities, which will benefit shareholders by reducing expenses over time. The Board recognized that the Fund is still relatively small and the Advisor is still waiving fees, which indicates that it is premature to negotiate additional fee concessions. The Trustees concluded that economies of scale have not yet been attained, but they will monitor and re-evaluate this situation as necessary.

Profitability.  The Board considered the profits realized by the Advisor in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Fund.  The Board also considered the benefits realized by the Advisor from other activities related to the Fund, including the Advisor’s receipt of 12b-1 fees to defray marketing expenses. After further discussion, the Trustees concluded that the Advisor was earning modest but not excessive profits, measured in either total dollars or as a percentage of fees earned, from its relationship with the Fund.

TransWestern Institutional Short Duration Government Bond Fund

APPROVAL OF ADVISORY AGREEMENT (Continued)

June 30, 2013 (Unaudited)

Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Advisor, and that the advisory fee is reasonable and that renewal of the agreement is in the best interests of the Trust and the shareholders of the Fund.

Approval of Sub-Advisory Agreement *

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the Fund by the Sub-Advisor since the inception of the Fund and noted no reduction in the level of service provided to the Fund. The Board discussed the fact that the Sub-Advisor hired a new portfolio manager as of May 1, 2012, and indicated that they were gratified by the number and quality of professionals servicing the Fund. The Board noted that the Sub-Advisor is responsible for providing quantitative research and risk analysis tools to assist in constructing the portfolio held by the Fund, as well as compliance monitoring. The Board also noted that there were no regulatory or compliance issues reported to the Board. Taking all of this and other factors into account, the Board indicated that they were satisfied with the nature, extent, and quality of services provided by the Sub-Advisor.

Performance. The Trustees then evaluated the performance of the Fund, noting that the Fund outperformed its peer group average, Morningstar Category Average, and an index comprised of 50% Barclays Short Treasury Index/50% Barclays Agency MBS Index over the 1-year and since inception periods. The Board noted that the Fund’s overweighting of agency mortgages and underweighting of Treasuries led to good performance. The Board concluded that performance was good, and consistent with the mandate of the strategy.

Fees and Expenses. The Board noted that the Advisor charges an annual advisory fee of 0.45%, and that the Sub-Advisor receives sub-advisory fees from the Advisor according to a schedule that provides 0.20% for the first $50 million of assets under management, then reduced fees at additional breakpoints.  The Trustees compared the Fund’s advisory fee and expense ratio to the average of those of the funds in its peer group, and Morningstar Category Average.  The Trustees noted that the fee was lower than the amounts charged to other accounts managed by the Sub-Advisor. Taking all of this and other factors into account, the Board concluded that the sub-advisory fee charged by the Sub-Advisor was reasonable, particularly in light of the quality of services provided by Sub-Advisor.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was primarily an issue to be considered at the Fund level and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Board that based on the size of the Fund, economies of scale have not yet been attained, but that the current negotiated breakpoints appear reasonable.

Profitability.  The Board considered the profits realized by the Sub-Advisor in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Fund.  The Board noted that no direct additional benefits were realized by the Sub-Advisor from other activities related to the Fund. After further discussion, the Trustees concluded that while the Sub-Advisor was earning some profits, the Sub-Advisor was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with the Fund.

Conclusion. Having requested and received such information from the Sub-Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee is reasonable and that renewal of the agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-881-2380.

INVESTMENT ADVISOR

BBW Capital Advisors

1743 Wazee Street, Suite 250

Denver, CO 80202

SUB-ADVISOR

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02111

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date  09/03/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date     09/03/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

09/03/2013